John Hancock
Preferred Income Fund
Quarterly portfolio holdings 4/30/2021

Fund’s investments
As of 4-30-21 (unaudited)
	Shares	Value
Preferred securities 106.7% (72.8% of Total investments)		$571,693,993
(Cost $555,105,816)
Communication services 11.2%		60,171,476
Diversified telecommunication services 2.4%
Qwest Corp., 6.500%	136,705	3,488,712
Qwest Corp., 6.750%	360,000	9,414,000
Wireless telecommunication services 8.8%
Telephone & Data Systems, Inc. (Callable 3-31-26), 6.625%	259,750	7,156,113
Telephone & Data Systems, Inc. (Callable 6-1-21), 6.625% (A)(B)	233,381	6,056,237
U.S. Cellular Corp., 5.500%	135,000	3,453,300
U.S. Cellular Corp., 6.250%	280,000	7,420,000
U.S. Cellular Corp., 6.950% (A)(B)	710,000	18,176,000
U.S. Cellular Corp., 7.250% (B)	195,514	5,007,114
Consumer discretionary 1.7%		9,388,310
Internet and direct marketing retail 1.7%
Qurate Retail, Inc., 8.000%	70,000	7,322,000
QVC, Inc., 6.250%	81,000	2,066,310
Consumer staples 2.5%		13,299,000
Food products 2.5%
Ocean Spray Cranberries, Inc., 6.250% (C)	143,000	13,299,000
Energy 1.9%		10,038,300
Oil, gas and consumable fuels 1.9%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,565,000
NuStar Logistics LP (3 month LIBOR + 6.734%), 6.918% (D)	185,000	4,473,300
Financials 35.8%		191,692,228
Banks 19.7%
Bank of America Corp., 6.000% (B)	134,281	3,696,756
Bank of America Corp. (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	135,000	3,716,550
Bank of America Corp., 7.250% (B)	8,500	12,035,830
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.546% (D)	384,725	10,441,437
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	318,337	8,977,103
Fifth Third Bancorp, 6.000% (B)	234,293	6,232,194
First Republic Bank, 4.700% (B)	164,175	4,252,133
Fulton Financial Corp., 5.125% (B)	140,075	3,619,538
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.983% (D)	450,544	11,551,948
Pinnacle Financial Partners, Inc., 6.750%	175,000	4,849,250
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (A)(B)	188,000	4,959,440
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	177,000	4,640,940
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (A)(B)	322,025	9,335,505
Wells Fargo & Company, 7.500% (A)(B)	9,500	13,621,290
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	114,000	3,272,940
Western Alliance Bancorp, 6.250%	21,000	538,440
Capital markets 5.6%
Brookfield Finance, Inc., 4.625% (B)	125,000	3,100,000
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	235,000	6,662,250
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	100,000	2,794,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)	595,424	17,142,257
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.3%
Navient Corp., 6.000% (A)(B)	294,071	$7,095,933
Insurance 9.1%
AEGON Funding Company LLC, 5.100% (A)(B)	324,625	8,508,421
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	158,375	4,444,003
American Financial Group, Inc., 5.125% (B)	153,425	4,125,598
American International Group, Inc., 5.850% (A)(B)	249,000	6,904,770
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (A)(B)	305,000	8,701,650
Brighthouse Financial, Inc., 6.600%	281,775	7,591,019
Prudential PLC, 6.500% (B)	54,500	1,498,750
Prudential PLC, 6.750% (B)	51,000	1,406,070
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (A)(B)	58,227	1,548,838
Unum Group, 6.250%	147,500	3,924,975
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	502,400
Health care 0.7%		3,589,950
Health care equipment and supplies 0.7%
Becton, Dickinson and Company, 6.000%	65,000	3,589,950
Industrials 1.0%		5,278,076
Trading companies and distributors 1.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	166,291	5,278,076
Information technology 0.7%		3,623,625
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc., 8.000% (A)(B)	2,500	3,623,625
Real estate 5.1%		27,457,996
Equity real estate investment trusts 5.1%
American Homes 4 Rent, Series E, 6.350%	99,975	2,537,366
American Homes 4 Rent, Series F, 5.875% (B)	165,575	4,369,524
Diversified Healthcare Trust, 5.625% (B)	821,432	18,728,650
Vornado Realty Trust, 5.400%	70,775	1,822,456
Utilities 46.1%		247,155,032
Electric utilities 17.2%
American Electric Power Company, Inc., 6.125%	75,000	3,764,250
American Electric Power Company, Inc., 6.125% (B)	140,000	7,165,200
Duke Energy Corp., 5.125% (B)	476,525	12,384,885
Duke Energy Corp., 5.750% (B)	240,000	6,717,600
Interstate Power & Light Company, 5.100% (A)(B)	170,000	4,454,000
NextEra Energy, Inc., 5.279% (A)(B)	65,000	3,274,050
NextEra Energy, Inc., 6.219% (A)(B)	249,250	12,579,648
NSTAR Electric Company, 4.780% (A)(B)	15,143	1,560,486
PG&E Corp., 5.500%	45,000	4,967,550
PPL Capital Funding, Inc., 5.900% (B)	759,389	19,364,420
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (A)(B)	20,000	508,000
The Southern Company, 6.750% (B)	300,000	15,720,000
Gas utilities 3.4%
South Jersey Industries, Inc., 5.625% (B)	239,275	6,252,256
South Jersey Industries, Inc., 8.750%	165,000	8,743,350
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities (continued)
Gas utilities (continued)
Spire, Inc., 7.500%	57,000	$3,035,250
Multi-utilities 25.5%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	354,930	9,838,660
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (A)(B)	526,441	14,529,772
CenterPoint Energy, Inc., 7.000% (B)	755,000	33,605,045
CMS Energy Corp., 5.625% (B)	225,000	6,007,500
DTE Energy Company, 5.250% (B)	240,000	6,276,000
DTE Energy Company, 6.000% (A)(B)	89,150	2,333,947
DTE Energy Company, 6.250% (B)	503,000	25,522,220
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)(B)	272,500	7,071,375
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (A)(B)	344,000	9,460,000
NiSource, Inc., 7.750%	119,200	12,765,128

Sempra Energy, 5.750% (A)(B)	338,000	9,254,440
Common stocks 6.7% (4.6% of Total investments)		$35,891,088
(Cost $43,836,355)
Communication services 0.5%		2,437,700
Diversified telecommunication services 0.5%
Lumen Technologies, Inc. (B)	190,000	2,437,700
Energy 3.0%		16,351,118
Oil, gas and consumable fuels 3.0%
BP PLC, ADR (B)	172,500	4,340,100
Equitrans Midstream Corp. (B)	442,012	3,606,818
The Williams Companies, Inc. (A)(B)	345,000	8,404,200
Utilities 3.2%		17,102,270
Multi-utilities 3.2%
Dominion Energy, Inc. (A)(B)	165,800	17,102,270

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 31.6% (21.6% of Total investments)				$169,166,309
(Cost $162,021,026)
Communication services 1.4%				7,241,045
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)(F)	6.875	07-19-27	6,955,000	7,241,045
Consumer discretionary 2.5%				13,267,073
Automobiles 2.5%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	3,000,000	3,352,500
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (F)	6.500	09-30-28	8,922,000	9,914,573
Consumer staples 0.2%				885,100
Food products 0.2%
Land O' Lakes, Inc. (C)(F)	8.000	07-16-25	835,000	885,100
Energy 5.3%				28,572,739
Oil, gas and consumable fuels 5.3%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	11,787,000	10,785,105
Energy Transfer LP (3 month LIBOR + 3.018%) (B)(D)	3.193	11-01-66	8,800,000	6,511,384
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	8,000,000	$7,530,000
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	3,700,000	3,746,250
Financials 17.3%				92,884,403
Banks 10.8%
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(F)	7.750	09-15-23	1,837,000	2,020,700
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (F)	8.000	06-15-24	3,226,000	3,661,510
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(F)	6.375	04-06-24	7,500,000	8,109,375
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	3,500,000	3,889,375
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	2,000,000	2,328,000
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (A)(B)(D)(F)	3.522	07-01-21	5,230,000	5,236,538
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (F)	4.600	02-01-25	7,000,000	7,218,750
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(B)(F)	6.750	02-01-24	6,000,000	6,667,500
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(F)	7.500	06-27-24	7,500,000	8,474,025
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(F)	5.375	11-18-30	6,100,000	6,344,000
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (F)	4.100	02-15-31	1,700,000	1,712,750
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(B)(F)	5.900	06-15-24	2,000,000	2,170,780
Capital markets 1.7%
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (F)	4.000	06-01-26	4,750,000	4,880,910
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(F)	5.375	06-01-25	3,800,000	4,225,220
Consumer finance 0.9%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	4,300,000	4,848,250
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	4,000,000	4,220,000
Insurance 3.1%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	2,500,000	2,750,100
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (F)	5.875	03-15-28	5,000,000	5,740,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)(F)	7.000	05-13-25	8,536,000	8,386,620
Utilities 4.9%				26,315,949
Electric utilities 3.0%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (A)(B)	6.750	06-15-76	3,224,000	3,732,102
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(B)(F)	6.250	02-01-22	8,000,000	8,160,000
The Southern Company (4.000% to 10-15-25, then 5 Year CMT + 3.733%) (A)(B)	4.000	01-15-51	4,000,000	4,270,000
Multi-utilities 1.9%
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (A)(B)	4.750	06-01-50	4,250,000	4,664,375
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (A)(B)	5.750	10-01-54	5,000,000	5,489,472

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

	Par value^	Value
Short-term investments 1.5% (1.0% of Total investments)		$8,072,000
(Cost $8,072,000)
Repurchase agreement 1.5%		8,072,000
Repurchase Agreement with State Street Corp. dated 4-30-21 at 0.000% to be repurchased at $8,072,000 on 5-3-21, collateralized by $8,240,600 U.S. Treasury Notes, 0.125% due 4-30-23 (valued at $8,233,521)	8,072,000	8,072,000
Total investments (Cost $769,035,197) 146.5%		$784,823,390
Other assets and liabilities, net (46.5%)		(249,076,957)
Total net assets 100.0%		$535,746,433

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 4-30-21, and is a component of the fund's leverage under the Credit Facility Agreement.
(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-21 was $481,815,401. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $209,900,320.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The fund had the following country composition as a percentage of total investments on 4-30-21:
United States	89.8%
Canada	4.7%
United Kingdom	2.7%
Bermuda	1.1%
Other countries	1.7%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	640	Short	Jun 2021	$(85,908,851)	$(84,500,000)	$1,408,851
						$1,408,851
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	73,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(2,827,581)	$(2,827,581)
								—	$(2,827,581)	$(2,827,581)

(a)	At 4-30-21, the 3 month LIBOR was 0.176%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$60,171,476	$60,171,476	—	—
Consumer discretionary	9,388,310	9,388,310	—	—
Consumer staples	13,299,000	—	$13,299,000	—
Energy	10,038,300	10,038,300	—	—
Financials	191,692,228	191,692,228	—	—
Health care	3,589,950	3,589,950	—	—
Industrials	5,278,076	5,278,076	—	—
Information technology	3,623,625	3,623,625	—	—
Real estate	27,457,996	27,457,996	—	—
Utilities	247,155,032	240,083,657	7,071,375	—
Common stocks	35,891,088	35,891,088	—	—
Corporate bonds	169,166,309	—	169,166,309	—
Short-term investments	8,072,000	—	8,072,000	—
Total investments in securities	$784,823,390	$587,214,706	$197,608,684	—
Derivatives:
Assets
Futures	$1,408,851	$1,408,851	—	—
Liabilities
Swap contracts	(2,827,581)	—	$(2,827,581)	—
8	|

For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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